First Trust Consumer Staples AlphaDEX Fund Expense Example, No Redemption - First Trust Consumer Staples AlphaDEX Fund - First Trust Consumer Staples AlphaDEX Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	$ 786